7. INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of intangible assets
	Estimated	March 31,	September 30,
	Useful Lives	2020	2019

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(332,220)	(245,554)
Intangible assets, net		$187,780	$274,446

	Estimated	September 30,	September 30,
	Useful Lives	2019	2018

Technology	3 years	$520,000	$520,000
Less: accumulated amortization		(245,554)	(72,222)
Intangible assets, net		$274,446	$447,778